Contingent consideration - Disclosure in the movement of the liability (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of contingent consideration liabilities [line items]
Balance at beginning of year	R 1,457	R 965
Payments of contingent consideration liability relating to acquisition date fair value	(2,538)	(338)	R (108)
Contingent consideration remeasurement	634	830	484
Increase (Decrease) Through Net Exchange Differences - Contingent Consideration	168	0
Current portion of contingent consideration	239	481	115
Non-current portion of contingent consideration	1,881	976	R 850
CSA Copper-linked
Disclosure of contingent consideration liabilities [line items]
Contingent consideration remeasurement	163	R 0
Mponeng
Disclosure of contingent consideration liabilities [line items]
Balance at beginning of year	676
Eva Copper operations and related assets
Disclosure of contingent consideration liabilities [line items]
Balance at beginning of year	781
CSA
Disclosure of contingent consideration liabilities [line items]
Balance at beginning of year	R 0